Dividends - Summary of Dividends paid and Proposed (Detail) ₨ in Millions, $ in Millions		12 Months Ended
		Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)
Dividends Paid [abstract]
Interim dividend for the year: (March 31, 2020: ₹ 3.90/- per share, March 31, 2021: ₹ 9.50/- per share, March 31, 2022: ₹ 13.50/-, ₹ 18.50/- and 13/- per share)	[1],[2],[3]	₨ 166,814	$ 2,199	₨ 35,187	₨ 14,441
Total		₨ 166,814	$ 2,199	₨ 35,187	₨ 14,441

[1]	An interim dividend of ₹ 3.90/- per share was declared during the year ended March 31, 2020. The right to interim dividend of ₹ 3.90/- per share was waived by ESOS Trust.
[2]	An interim dividend of ₹ 9.50/- per share was declared during the year ended March 31, 2021.
[3]	Three interim dividends of ₹ 13.50/-, ₹ 18.50/- and ₹ 13/- per share were declared during the year ended March 31, 2022.